Consolidated Balance Sheets (Parentheticals) - $ / shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Ordinary shares, shares issued		975,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	Unlimited	Unlimited
Ordinary shares, shares issued	155,597,055	116,773,794
Ordinary shares, shares outstanding	155,597,055	116,773,794
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares issued	1,950,015	975,000
Ordinary shares, shares outstanding	1,950,015	975,000
Ordinary shares, shares authorized	200,000,000	200,000,000